UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2012

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2012 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Aerospace & Defense--.8%
Hexcel	18,974	a	430,141
Orbital Sciences	79,300	a	1,094,340
Triumph Group	4,248		252,459
			1,776,940
Air Freight & Logistics--.7%
Echo Global Logistics	53,936	a,b	955,207
Forward Air	16,640		559,437
			1,514,644
Airlines--.7%
Allegiant Travel	20,244	a	1,340,963
US Airways Group	19,016	a,b	202,711
			1,543,674
Auto Components--.5%
Fuel Systems Solutions	19,574	b	344,502
Gentex	40,408	b	707,948
			1,052,450
Automobiles--.3%
Tesla Motors	23,405	a,b	667,511
Beverages--.4%
Cott	107,500	a	890,100
Biotechnology--3.4%
Alkermes	35,690	a	654,911
Amarin, ADR	37,935	a,b	519,330
Arena Pharmaceuticals	77,210	a,b	697,978
Cepheid	60,563	a,b	2,285,648
Dynavax Technologies	140,343	a,b	548,741
Emergent BioSolutions	64,750	a	953,767
Exact Sciences	24,245	a	240,753
Genomic Health	11,285	a	388,881
Incyte	12,052	a,b	241,161
Isis Pharmaceuticals	58,457	a,b	795,600
Theravance	14,221	a,b	379,274
			7,706,044
Building Products--.3%
USG	29,600	a,b	608,576
Capital Markets--1.2%
Affiliated Managers Group	5,980	a	703,368
Financial Engines	62,164	a,b	1,324,093
HFF, Cl. A	36,183	a	481,234
Stifel Financial	9,960	a	325,493
			2,834,188
Chemicals--2.1%
American Vanguard	20,010		588,694
Balchem	33,905		1,236,854
Flotek Industries	37,210	a,b	440,194
Georgia Gulf	14,277		565,940
GSE Holding	2,839	b	23,280
Intrepid Potash	41,100	a	921,873
Sensient Technologies	27,645		991,073
			4,767,908
Commercial Banks--2.7%
Bank of the Ozarks	28,627		918,927

First Commonwealth Financial	122,000		849,120
MetroCorp Bancshares	103,000	a	1,088,710
PrivateBancorp	13,278		216,431
Texas Capital Bancshares	51,723	a	2,380,292
Western Alliance Bancorp	67,983	a	632,922
			6,086,402
Commercial Service & Supply--4.4%
Brink's	40,500		901,530
Healthcare Services Group	66,370		1,405,053
Heritage-Crystal Clean	11,005	a,b	197,980
InnerWorkings	66,405	a,b	800,180
Mobile Mini	45,975	a	786,172
Portfolio Recovery Associates	21,445	a	2,152,006
Ritchie Brothers Auctioneers	51,805	b	966,681
Rollins	86,465		2,012,905
Team	27,715	a	866,648
			10,089,155
Communications Equipment--1.4%
Ciena	19,670	a	268,889
Digi International	67,400	a	696,242
Ixia	36,101	a	535,739
Procera Networks	37,823	a	801,469
Riverbed Technology	41,910	a	837,781
			3,140,120
Computers & Peripherals--1.7%
Fusion-io	50,962	a,b	1,427,955
Stratasys	26,995	a,b	1,745,497
Synaptics	24,050	a,b	731,601
			3,905,053
Distributors--1.2%
LKQ	73,885	a	2,788,420
Diversified Consumer Services--1.5%
Coinstar	15,375	a,b	785,970
Grand Canyon Education	63,793	a	1,347,308
Sotheby's	40,025		1,251,181
			3,384,459
Diversified Financial Services--.6%
MarketAxess Holdings	45,590		1,484,867
Diversified Telecommunications--.3%
8x8	40,063	a	237,173
Cogent Communications Group	12,980		254,408
inContact	42,525	a	242,392
			733,973
Electrical Equipment--.6%
Acuity Brands	22,690		1,455,790
Electronic Equipment & Instruments--2.4%
3D Systems	16,693	a,b	729,651
Cognex	3,730		134,616
FARO Technologies	16,065	a	633,764
InvenSense	14,729	b	185,291
IPG Photonics	19,838	a,b	1,219,839
Maxwell Technologies	37,165	a	282,826
National Instruments	58,512		1,507,269
OSI Systems	6,310	a	467,571
Universal Display	9,050	a,b	365,348
			5,526,175
Energy Equipment & Services--1.7%
Dril-Quip	19,455	a	1,362,628
Hornbeck Offshore Services	14,218	a	552,227
OYO Geospace	1,719	a	157,443

Superior Energy Services	54,475	a	1,131,446
Tesco	63,900	a	649,224
			3,852,968
Exchange-Traded Funds--1.1%
iShares Russell 2000 Index Fund	31,782	b	2,578,155
Food & Staples Retailing--2.1%
Fresh Market	27,952	a	1,613,390
Natural Grocers by Vitamin Cottage	24,215	b	520,138
Susser Holdings	25,635	a	872,103
United Natural Foods	30,245	a	1,738,483
			4,744,114
Food Products--1.4%
Annie's	9,112	b	378,604
Calavo Growers	15,458	b	408,710
J&J Snack Foods	15,497		884,879
Smart Balance	54,614	a	632,977
TreeHouse Foods	17,805	a	924,970
			3,230,140
Health Care Technology--2.9%
athenahealth	24,660	a,b	2,179,205
Greenway Medical Technologies	7,440	b	112,046
HealthStream	28,396	a	807,014
Medidata Solutions	50,210	a	1,761,369
Omnicell	73,000	a	1,048,280
Vocera Communications	27,031	b	761,193
			6,669,107
Health Care Equipment & Supplies--5.6%
Abaxis	26,285	a	984,899
ABIOMED	28,260	a,b	631,046
Cantel Medical	49,781		1,282,359
Cyberonics	11,995	a	598,910
DexCom	71,774	a	954,594
Endologix	42,669	a	510,748
Globus Medical, Cl. A	30,307		482,487
Haemonetics	14,660	a	1,080,002
Hologic	67,900	a	1,332,877
IDEXX Laboratories	10,240	a,b	973,414
Insulet	18,140	a	380,396
Neogen	48,906	a	1,909,290
Novadaq Technologies	30,432	a	241,934
STAAR Surgical	34,973	a	229,073
Thoratec	25,800	a	874,362
Tornier	23,651	a	423,826
			12,890,217
Health Care Providers & Services--5.9%
Air Methods	5,789	a	674,650
Bio-Reference Labs	41,265	a,b	1,077,842
BioScrip	217,400	a	1,847,900
Catamaran	12,240	a	1,066,716
Chemed	24,540		1,620,376
Healthways	38,047	a	398,733
HMS Holdings	58,212	a	2,005,986
IPC The Hospitalist	44,374	a	1,960,887
MEDNAX	18,165	a	1,258,471
MWI Veterinary Supply	15,730	a	1,585,899
			13,497,460
Hotels, Restaurants & Leisure--3.0%
BJ's Restaurants	25,345	a,b	1,040,412
Bloomin' Brands	17,020		220,920

Bravo Brio Restaurant Group	64,375	a	1,040,944
Cheesecake Factory	34,615		1,149,564
Orient-Express Hotels, Cl. A	81,100	a	712,869
Panera Bread, Cl. A	7,910	a	1,225,259
Papa John's International	4,090	a	210,594
Shuffle Master	34,521	a	523,684
Vail Resorts	14,885	b	767,322
			6,891,568
Household Durables--.5%
La-Z-Boy	40,744	a	562,267
Meritage Homes	12,738	a	474,745
SodaStream International	5,095	a,b	196,616
			1,233,628
Insurance--.3%
Stewart Information Services	39,300	b	776,961
Internet & Catalog Retail--.5%
Shutterfly	42,500	a,b	1,264,375
Internet Software & Services--5.5%
AOL	16,764	a	564,444
Constant Contact	16,155	a,b	315,830
Cornerstone OnDemand	24,555	a,b	658,320
CoStar Group	15,525	a	1,261,406
DealerTrack Holdings	42,105	a	1,165,887
Demandware	28,273	b	735,098
Liquidity Services	33,974	a,b	1,779,898
LivePerson	32,203	a	531,349
Millennial Media	7,397	b	85,287
OpenTable	25,700	a,b	1,090,965
Rackspace Hosting	13,369	a	801,873
SciQuest	42,943	a	723,590
SPS Commerce	40,151	a	1,403,277
Travelzoo	34,825	a,b	785,652
Yelp	36,142	b	795,124
			12,698,000
IT Services--1.7%
Cardtronics	18,463	a	521,580
Cass Information Systems	17,378		695,468
ExlService Holdings	34,699	a	894,193
Forrester Research	11,155		326,618
MAXIMUS	28,100		1,528,359
			3,966,218
Leisure Equipment & Products--1.0%
Arctic Cat	10,185	a	440,603
Brunswick	20,569		487,280
Callaway Golf	256,100	b	1,472,575
			2,400,458
Life Sciences Tools & Services--2.7%
Illumina	17,400	a,b	732,192
Luminex	26,282	a	508,294
PAREXEL International	103,500	a	2,979,765
Techne	30,580		2,096,871
			6,317,122
Machinery--4.9%
American Railcar Industries	20,292	a	579,134
Barnes Group	35,700		845,019
Chart Industries	39,930	a	2,787,114
Donaldson	25,180		888,602
Manitowoc	22,525		290,122
Middleby	16,081	a	1,851,727

Proto Labs	22,547	b	709,329
RBC Bearings	29,880	a	1,374,181
Tennant	6,115		256,524
Westport Innovations	47,914	a,b	1,687,052
			11,268,804
Media--.3%
Acquity Group, ADR	22,297		235,679
IMAX	13,007	a,b	262,871
Rentrak	12,337	a	215,281
			713,831
Oil, Gas & Consumable Fuels--2.6%
Berry Petroleum, Cl. A	10,807		398,130
Bonanza Creek Energy	18,162		365,419
Energy XXI	21,430		704,833
Gulfport Energy	76,199	a	2,004,034
Kodiak Oil & Gas	50,616	a	452,507
Oasis Petroleum	11,026	a,b	323,393
Rosetta Resources	19,996	a	858,628
SM Energy	15,800		746,234
			5,853,178
Paper & Forest Products--.1%
Louisiana-Pacific	8,735	a	117,224
Personal Products--.4%
Elizabeth Arden	19,367	a	901,340
Pharmaceuticals--1.4%
Auxilium Pharmaceuticals	60,600	a	1,411,980
Jazz Pharmaceuticals	11,465	a	521,772
MAP Pharmaceuticals	14,023	a,b	188,469
Medicines	13,309	a	341,908
Questcor Pharmaceuticals	11,824	a,b	513,635
Salix Pharmaceuticals	7,645	a	336,074
			3,313,838
Professional Services--.3%
Advisory Board	9,051	a	401,231
WageWorks	10,802		184,282
			585,513
Real Estate Investment Trusts--.1%
Strategic Hotels & Resorts	22,651	a,c	138,171
Real Estate Management & Development--.7%
Howard Hughes	13,558	a	891,981
Zillow	17,257	a,b	718,064
			1,610,045
Road & Rail--1.1%
Genesee & Wyoming, Cl. A	22,154	a	1,408,108
Marten Transport	50,080		883,411
Saia	14,796	a	321,073
			2,612,592
Semiconductors & Semiconductor Equipment--3.5%
Cabot Microelectronics	20,490		681,702
Cavium	11,450	a	369,835
Cirrus Logic	23,446	a	976,995
Cymer	11,410	a	646,947
Mellanox Technologies	9,911	a,b	1,133,719
Power Integrations	24,110		835,170
Semtech	53,465	a	1,310,962
Ultratech	39,799	a	1,312,571
Veeco Instruments	20,540	a,b	704,522
			7,972,423
Software--11.2%

Allot Communications	18,763	a	495,718
Aspen Technology	23,443	a	571,540
Bottomline Technologies	47,475	a	1,065,339
CommVault Systems	16,090	a	811,258
Concur Technologies	36,930	a	2,673,732
Ebix	37,045	b	888,710
Ellie Mae	24,723	a	637,112
Eloqua	17,281		241,761
FactSet Research Systems	9,540	b	880,256
Fortinet	8,074	a	214,042
Infoblox	21,905	b	477,310
Interactive Intelligence Group	39,840	a	1,177,670
Jive Software	13,729	b	207,171
NetSuite	34,966	a,b	1,988,866
Opnet Technologies	23,875	b	745,377
Pegasystems	41,422	b	1,119,637
QLIK Technologies	8,983	a	189,990
SolarWinds	12,280	a	673,926
Sourcefire	18,603	a	965,310
Splunk	4,491	b	154,490
Take-Two Interactive Software	91,500	a	937,875
Tangoe	20,395	a	330,399
Tyler Technologies	47,240	a	1,901,882
Ultimate Software Group	56,404	a	5,594,712
Verint Systems	25,400	a	727,202
			25,671,285
Specialty Retail--6.2%
Cabela's	11,559	a	554,948
Conn's	30,208	a,b	699,617
DSW, Cl. A	7,669		494,804
Five Below	10,638	b	341,905
Francesca's Holdings	14,290	a,b	504,866
GNC Holdings, Cl. A	10,674		414,685
Guidewire Software	11,053	b	315,563
Hibbett Sports	29,276	a	1,699,179
JOS. A. Bank Clothiers	23,512	a	1,132,573
Lithia Motors, Cl. A	18,929		552,916
Lumber Liquidators Holdings	16,562	a,b	772,783
Monro Muffler Brake	26,882		909,956
Pacific Sunwear of California	411,600	a,b	1,004,304
Select Comfort	49,599	a	1,417,043
Sonic Automotive, Cl. A	27,138	b	484,956
Tilly's, Cl. A	20,875		382,847
Ulta Salon Cosmetics & Fragrance	11,265		1,058,910
Vitamin Shoppe	27,715	a	1,485,801
			14,227,656
Textiles, Apparel & Luxury Goods--.7%
Jones Group	38,883		492,648
Movado Group	11,055		388,694
Steven Madden	8,708	a	373,747
Tumi Holdings	19,916	b	419,431
			1,674,520
Thrifts & Mortgage Finance--.5%
Flushing Financial	40,000		609,600
Nationstar Mortgage Holdings	18,781	b	509,341
			1,118,941
Trading Companies & Distributors--1.2%
Beacon Roofing Supply	44,830	a	1,261,516
Textainer Group Holdings	11,425	b	403,531

Titan Machinery	22,165	a	510,903
United Rentals	16,010	a	517,283
			2,693,233
Total Common Stocks
(cost $193,344,653)			225,439,534
Investment of Cash Collateral for
Securities Loaned--18.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $43,374,435)	43,374,435	[d]	43,374,435
Total Investments (cost $236,719,088)	117.2%		268,813,969
Liabilities, Less Cash and Receivables	(17.2%)		(39,459,809)
Net Assets	100.0%		229,354,160

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2012, the value of the fund's securities on loan was $26,308,195 and the value of the collateral held by the fund was $43,438,437, consisting of cash collateral $43,374,435 and U.S. Goverment Agency securities valued at $64,002.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $32,094,881 of which $37,811,525 related to appreciated investment securities and $5,716,644 related to depreciated investment securities. At August 31,2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	18.9
Software	11.2
Specialty Retail	6.2
Health Care Providers & Services	5.9
Health Care Equipment & Supplies	5.6
Internet Software & Services	5.5
Machinery	4.9
Commercial Service & Supply	4.4
Semiconductors & Semiconductor Equipment	3.5
Biotechnology	3.4
Hotels, Restaurants & Leisure	3.0
Health Care Technology	2.9
Life Sciences Tools & Services	2.7
Commercial Banks	2.7
Oil, Gas & Consumable Fuels	2.6
Electronic Equipment & Instruments	2.4
Chemicals	2.1
Food & Staples Retailing	2.1
Energy Equipment & Services	1.7
Computers & Peripherals	1.7
IT Services	1.7
Diversified Consumer Services	1.5
Food Products	1.4
Pharmaceuticals	1.4
Communications Equipment	1.4
Distributors	1.2
Capital Markets	1.2
Trading Companies & Distributors	1.2
Road & Rail	1.1
Exchange Traded Funds	1.1
Leisure Equipment & Products	1.0

Aerospace & Defense	.8
Air Freight & Logistics	.7
Airlines	.7
Real Estate Management & Development	.7
Textiles & Apparel	.7
Internet & Catalog Retail	.5
Electrical Equipment	.6
Diversified Financial Services	.6
Thrifts & Mortgage Finance	.5
Auto Components	.5
Household Durables	.5
Beverages	.4
Personal Products	.4
Media	.3
Insurance	.3
Building Products	.3
Automobiles	.3
Diversified Telecommunications	.3
Professional Services	.3
Paper & Forest Products	.1
Real Estate Investment Trusts	.1
117.2

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	217,542,629	-	-	217,542,629
Equity Securities - Foreign+	5,318,750	-	-	5,318,750
Exchange Traded Funds	2,578,155	-	-	2,578,155
Mutual Funds	43,374,435	-	-	43,374,435

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)